Finance and investment income, finance costs and revaluation and retranslation of financial instruments	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Finance and investment income, finance costs and revaluation and retranslation of financial instruments
6. Finance and investment income, finance costs and revaluation and retranslation of financial instruments
Finance and investment income includes:

	2023	2022	2021
	£m	£m	£m
Income from equity investments	12.9	24.5	17.9
Interest income	114.4	120.9	51.5
	127.3	145.4	69.4
Finance costs include:

	2023	2022	2021
	£m	£m	£m
Net interest expense on pension plans	4.3	2.2	1.8
Interest on other long-term employee benefits	6.0	3.7	2.4
Interest expense and similar charges[1]	272.4	257.8	188.5
Interest expense related to lease liabilities	106.3	95.7	90.9
	389.0	359.4	283.6
Note
[1]Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.
Revaluation and retranslation of financial instruments include:

	2023	2022	2021
	£m	£m	£m
Movements in fair value of treasury instruments	(3.1)	0.5	9.1
Premium on the early repayment of bonds	—	—	(13.0)
Revaluation of investments and other assets held at fair value through profit or loss	(20.9)	23.1	(7.5)
Remeasurement of put options over non-controlling interests	(1.5)	27.9	(40.6)
Revaluation of payments due to vendors (earnout agreements)	50.8	26.2	(58.7)
Retranslation of financial instruments	(18.5)	(1.7)	22.9
	6.8	76.0	(87.8)
The majority of the Group’s long-term debt is represented by $1,063 million of US dollar bonds at an average interest rate of 4.26%, €3,350 million of Eurobonds at an average interest rate of 2.46% and £650 million of Sterling bonds at an average interest rate of 3.21%.
Average borrowings in 2023 under the US Dollar Revolving Credit Facilities (note 10) amounted to $41 million at an average interest rate of 4.54% (2022: nil).
Average borrowings under the US Commercial Paper Programme for 2023 amounted to $433 million at an average interest rate of 5.45% inclusive of margin (2022: $195 million at an average interest rate of 2.56% inclusive of margin).
Average borrowings under the Euro Commercial Paper Programme for 2023 amounted to £45 million at an average interest rate of 4.90% inclusive of currency swaps (2022: £34 million at an average interest rate of 1.95% inclusive of currency swaps).